Regulatory Changes	12 Months Ended
Dec. 31, 2024
Regulatory Changes [Abstract]
Regulatory changes

Note 5. Regulatory changes

Note 5.1. Standards and interpretations issued by International Accounting Standards Board - IASB applicable to the Company.

Standard	Description	Impact
Amendment to IAS 1 – Non-current liabilities with agreed terms

This Amendment, which amends IAS 1 – Presentation of Financial Statements, aims to improve the information that entities provide about long-term debt with covenants by enabling investors to understand the risk that exists about early repayment of the debt.

IAS 1 requires an entity to classify debt as non-current only if the enterprise can avoid settling the debt within 12 months of the reporting date. However, an entity’s ability to do so is often subject to compliance with covenants. For example, an entity might have long-term debt that could be repayable within 12 months if the enterprise fails to comply with the covenants in that 12-month period. The amendment requires an entity to disclose information about these covenants in the notes to the financial statements.

This amendment had no impact on the financial statements.
Amendment to IFRS 16 – Sale and leaseback transactions.

This Amendment, which amends IFRS 16 – Leases, addresses the subsequent measurement that an entity should apply when it sells an asset and subsequently leases that same asset to the new owner for a period.

IFRS 16 includes requirements on how to account for a sale and leaseback transaction at the date the transaction takes place. However, this standard had not specified how to measure the transaction after that date. These amendments will not change the accounting for leases other than those arising in a sale and leaseback transaction.

This amendment has no impact on the financial statements.
Amendment to IAS 7 and IFRS 7 – Supplier financing arrangements.

This Amendment, which amends IAS 7 – Statement of Cash Flows and IFRS 7 – Financial Instruments: Disclosures, aims to improve disclosures about supplier financing arrangements by enabling users of financial statements to assess the effects of such arrangements on the entity’s liabilities and cash flows and on the entity’s exposure to liquidity risk.

The Amendment requires disclosure of the amount of liabilities that are part of the arrangements, a breakdown of the amounts for which suppliers have already received payment from the financing providers, and an indication of where the liabilities are located on the balance sheet; the terms and conditions; ranges of payment due dates; and liquidity risk information.

Supplier financing arrangements are characterised by one or more financing providers offering to pay amounts owed by an entity to its suppliers in accordance with the terms and conditions agreed between the entity and its supplier.

This amendment has no impact on the financial statements.

Note 5.2. New and revised standards and interpretations issued and not yet effective.

Standard	Description	Impact
Amendment to IAS 21 – Lack of convertibility.

This Amendment, which amends IAS 21 – Effects of Changes in Foreign Exchange Rates, aims to establish the accounting requirements for when one currency is not interchangeable with another currency, indicating the exchange rate to be used and the information to be disclosed in the financial statements.

The Amendment will allow companies to provide more useful information in their financial statements and will help investors by addressing an issue not previously covered in the accounting requirements for the effects of changes in foreign exchange rates.

It is estimated that there will be no significant impacts from the application of this amendment.
IFRS 18 - Presentation and Disclosure in Financial Statements

This standard replaces IAS 1 - Presentation of Financial Statements, transferring many of its requirements without any changes.

It aims to help investors analyze companies’ financial performance by providing more transparent and comparable information to make better investment decisions. It introduces three sets of new requirements:

a. Improving comparability of the income statement: There is currently no specific structure for the income statement. Companies choose the subtotals they want to include, reporting an operating result, but the way it is calculated varies from company to company, which reduces comparability. The standard introduces three defined categories of income and expenses (operating, investing and financing) to improve the structure of the income statement, and requires all companies to present new defined subtotals.

b. Increased transparency of management-defined performance measures: Most companies do not provide enough information for investors to understand how performance measures are calculated and how they relate to subtotals on the income statement. The standard requires companies to disclose explanations for specific measures related to the income statement, called management-defined performance measures.

c. More useful grouping of information in financial statements: Investors’ analysis of results is hampered if the information disclosed is too summarized or detailed. The standard provides more detailed guidance on how to organize the information and its inclusion in the main financial statements or in the notes.

It is estimated that there will be no significant impact on the application of this IFRS.
IFRS 19 - Subsidiaries without public accountability: Disclosures

It simplifies reporting systems and processes for companies, reducing the costs of preparing financial statements for subsidiaries while maintaining the usefulness of those financial statements for their users.

Subsidiaries that apply IFRS for SMEs or national accounting standards when preparing their financial statements often have two sets of accounting records because the requirements of these Standards differ from those of IFRS Accounting Standards.

This standard will address these challenges by:

- Allowing subsidiaries to have a single set of accounting records to meet the needs of both their parent and users of their financial statements.

- Reducing disclosure requirements and tailoring them to the needs of users of their financial statements.

A subsidiary applies IFRS 19 if and only if:

a. It is not publicly accountable (generally speaking, it is not publicly traded and is not a financial institution); and

b. The subsidiary’s intermediate or ultimate parent produces consolidated financial statements that are available for public use and that comply with IFRS Accounting Standards.

It is estimated that there will be no significant impact on the application of this IFRS.
Standard	Description	Impact
Amendment to IFRS 9 and IFRS 7 - Amendments to the Classification and Measurement of Financial Instruments

This Amendment clarifies the classification of financial assets with environmental, social and corporate governance and similar characteristics. Based on the characteristics of contractual cash flows, there is confusion as to whether these assets are measured at amortized cost or fair value.

With these amendments, the IASB has introduced additional disclosure requirements to improve transparency for investors regarding investments in equity instruments designated at fair value through other financial instruments and comprehensive income with contingent characteristics; for example, aspects linked to environmental, social and corporate governance issues.

Additionally, these Amendments clarify the derecognition requirements for the settlement of financial assets or liabilities through electronic payment systems. The amendments clarify the date on which a financial asset or liability is derecognized.

The IASB also developed an accounting policy that allows a financial liability to be derecognized before cash is delivered on the settlement date if the following criteria are met: (a) the entity does not have the ability to withdraw, stop or cancel payment instructions; (b) the entity does not have the ability to access the cash to be used for the payment instruction; and (c) there is no significant risk with the electronic payment system.

It is estimated that there will be no significant impacts from the application of these amendments.
Annual improvements to IFRS accounting standards

This document issues several minor amendments to the following standards: IFRS 1 First-time Adoption, IFRS 7 Financial Instruments: Disclosures, IFRS 9 Financial Instruments, IFRS 10 Consolidated Financial Statements and IAS 7 Statement of Cash Flows.

The amendments issued include clarifications, precisions regarding cross-referencing of standards and obsolete referencing, changes in normative exemplifications and changes in certain wordings of some paragraphs; the above is intended to improve the comprehensibility of said standards and avoid ambiguities in their interpretation.

It is estimated that there will be no significant impacts from the application of these improvements.

Amendment to IFRS 9 and IFRS 7 – Contracts that refer to nature-dependent electricity

In this amendment, the IASB makes some changes to the disclosures that must be made by companies that use nature-dependent electricity contracts as hedging instruments.

Among the most relevant aspects of this amendment are:

- Clarifying the application of the own-use requirements.

- Allowing hedge accounting when these contracts are used as hedging instruments.

- Adding new disclosure requirements that allow investors to understand the effect of these contracts on a company’s financial performance and cash flows.

It is estimated that there will be no significant impacts from the application of these amendments.
IFRS S1 - General requirements for disclosure of financial information related to sustainability

The objective of IFRS S1 – General requirements for sustainability-related financial reporting is to require an entity to disclose information about all sustainability-related risks and opportunities that could reasonably be expected to affect the entity’s cash flows, access to finance or cost of capital in the short, medium or long term. These risks and opportunities are collectively referred to as “sustainability-related risks and opportunities that could reasonably be expected to affect the entity’s prospects”. The information is expected to be useful to the primary users of general-purpose financial reporting when making decisions related to providing resources to the entity.

Management is currently assessing the impacts of applying this IFRS.
IFRS S2 - Climate-related disclosures	The objective of IFRS S2 – Climate-related Disclosures is to require an entity to disclose information about all climate-related risks and opportunities that could reasonably be expected to affect the entity’s cash flows, access to finance or cost of capital in the short, medium or long term (collectively referred to as “climate information”). The information is expected to be useful to primary users of general-purpose financial reports when making decisions related to the provision of resources to the entity.	Management is currently assessing the impacts of applying this IFRS.